Total
BMO Small-Cap Value Fund
BMO Small-Cap Value Fund
Investment Objective:
To provide capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts and waivers is available from your financial professional and under “How to Buy Shares
–
Purchase of Class A Shares
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Class A Shares
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Sales Charge” on page 93 of this Prospectus, under “How to Buy Shares
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Class A Shares
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Waivers and Reductions of Sales Charges” beginning on page 94 of this Prospectus, under “Appendix
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Sales Charge Waivers” on page 128 of this Prospectus, and “How to Buy Shares” beginning on page B-36 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BMO Small-Cap Value Fund		Class I	Class A	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	5.00%	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	[1]	none	1.00%	none
Redemption Fee		none	none	none
[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BMO Small-Cap Value Fund		Class I	Class A	Class R6
Management Fees		0.69%	0.69%	0.69%
Distribution (12b-1) Fees		none	0.25%	none
Other Expenses	[1]	0.55%	0.55%	0.40%
Total Annual Fund Operating Expenses		1.24%	1.49%	1.09%
Fee Waiver and Expense Reimbursement	[2]	(0.25%)	(0.25%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	0.99%	1.24%	0.84%
[1]	Other Expenses have been restated to reflect current fees.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.99% for Class I, 1.24% for Class A, and 0.84% for Class R6 through December 31, 2021. This expense limitation agreement may not be terminated prior to December 31, 2021 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2021. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - BMO Small-Cap Value Fund - USD ($)	Class I	Class A	Class R6
1 Year	$ 101	$ 620	$ 86
3 Years	369	924	322
5 Years	657	1,250	577
10 Years	$ 1,478	$ 2,170	$ 1,306

Expense Example, No Redemption - BMO Small-Cap Value Fund - USD ($)	Class I	Class A	Class R6
1 Year	$ 101	$ 620	$ 86
3 Years	369	924	322
5 Years	657	1,250	577
10 Years	$ 1,478	$ 2,170	$ 1,306

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests at least 80% of its assets in value-oriented common stocks of small-sized U.S. companies similar in size, at the time of purchase, to those within the Russell 2000
®
Value Index. The largest company by market capitalization in the Russell 2000
®
Value Index was approximately $11.8 billion as of October 31, 2020 and the median market capitalization of companies in the Index as of the same period was $562 million. The Fund may at times focus its investments in one or more sectors.
The Adviser selects stocks using a unique, value-oriented approach focusing on high quality companies with long-term capital appreciation potential that are available at reasonable prices, which combines the use of proprietary analytical tools and the qualitative judgments of the investment team. In general, the Adviser believes companies that are undervalued relative to their fundamentals and exhibit improving investor interest outperform the market over full market cycles. As a result, the Adviser’s investment process begins by using tools to rank stocks based on expected returns, construct preliminary portfolios with the use of fundamental factors, and manage risk. The Adviser also integrates environmental, social, and governance (ESG) considerations into its investment process
. All purchases and sales of portfolio securities, however, are subjected ultimately to the investment team’s qualitative judgments developed from their cumulative investment experience. The entire process is designed to focus on company fundamentals through both quantitative and qualitative analysis to balance return generation with risk management.
From time to time, the Fund maintains a portion of its assets in cash. The Fund may increase its cash holdings in response to market conditions or in the event attractive investment opportunities are not available.

Principal Risks
The Fund cannot assure that it will achieve its investment objective.

An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.
Common Stock Risks.
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of, their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors.
Company Size Risks.
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
Style Risks.
Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may decline, even though in theory they are already undervalued. Value stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks (e.g., growth stocks).
Stock Market Risks.
The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money. U.S. and international markets have experienced significant volatility in recent years, which may increase the risks of investing in the securities held by the Fund. Policy changes by the U.S. government and/or Federal Reserve, such as raising interest rates, also could cause increased volatility in financial markets, which could have a negative impact on the Fund. Adverse market events also may lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.
Sector Risks.
Companies with similar characteristics, such as those within similar industries, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.
Financial Services Sector Risks.
Financial services companies may be adversely affected by changes in regulatory framework or interest rates that may negatively affect financial services businesses; exposure of a financial institution to a non-diversified or concentrated loan portfolio; exposure to financial leverage and/or investments or agreements that, under certain circumstances, may lead to losses; and the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all financial services companies.
Management Risks.
The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Fund Performance
The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives.

Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future.

Investors may obtain updated performance information for the Fund at

bmofunds.com.

Class I—Annual Total Returns (calendar years 2012-2019)

The return for the Class I shares of the Fund from January 1, 2020 through September 30, 2020 was (22.57)%.
During the periods shown in the bar chart for the Fund:
	Quarter Ended	Returns
Best quarter	3/31/2013	13.96%
Worst quarter	12/31/2018	(18.66)%

Average Annual Total Returns through 12/31/19
Average Annual Total Returns - BMO Small-Cap Value Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class I	19.96%	5.44%	9.01%		Feb. 28, 2011
Class I | Return After Taxes on Distributions	19.56%	3.48%	7.24%		Feb. 28, 2011
Class I | Return After Taxes on Distributions and Sale of Fund Shares	12.02%	3.68%	6.77%		Feb. 28, 2011
Class I | Russell 2000® Value (reflects no deduction for fees, expenses or taxes)	22.39%	6.99%	8.67%
Class I | LSCCI (reflects deduction of fees and no deduction for sales charges or taxes)	24.80%	8.18%	9.49%
Class A	13.62%	4.10%		4.10%	May 27, 2014
Class R6	20.07%	5.61%		5.51%	May 27, 2014
Class R6 | Russell 2000® Value (reflects no deduction for fees, expenses or taxes)	22.39%	6.99%		6.97%
Class R6 | LSCCI (reflects deduction of fees and no deduction for sales charges or taxes)	24.80%	8.18%		8.10%

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.

After-tax returns are shown only for Class I and after-tax returns for Class A and Class R6 will vary.
The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after-tax return.
The Russell 2000
®
Value Index (Russell 2000
®
Value) is a market-weighted, value-oriented index of those small companies included in the Russell 2000
®
Index with lower price-to-book ratios and lower forecasted growth values.
The Lipper Small-Cap Core Funds Index (LSCCI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.